INVESTMENTS, DEBT AND DERIVATIVES - Investments and derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL ASSETS
Financial assets measured at fair value through other comprehensive income	$ 38	$ 30
Financial assets at amortised cost	595	392
Total investments and derivatives	633	422
Non-current	144	65
Current	489	357
Other investments
FINANCIAL ASSETS
Financial assets measured at fair value through other comprehensive income	38	30
Security deposits and cash collateral
FINANCIAL ASSETS
Financial assets at amortised cost	159	117
Bank deposits
FINANCIAL ASSETS
Financial assets at amortised cost	2	2
Deferred consideration from sale of subsidiary
FINANCIAL ASSETS
Financial assets at amortised cost	250	101
Other investments
FINANCIAL ASSETS
Financial assets at amortised cost	$ 184	$ 172